Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2024
Stockholders' Equity [Abstract]
Changes in shares of common stock outstanding
The following table presents changes in shares of the Company’s common stock outstanding for the years ended March 31, 2022, 2023 and 2024.

	Number of Shares
	Year ended March 31
	2022	2023	2024
Common stock outstanding at beginning of year	3,063,155,434	3,017,804,012	3,003,679,324
Decrease of common stock by cancellation of treasury stock	—	—	(70,000,000)
Common stock held in treasury:
Repurchases of common stock	(80,020,237)	(50,016,744)	(80,617,143)
Sales of common stock	345	296	534
Common stock issued to employees	34,682,592	35,900,087	47,695,273
Cancellation of treasury stock	—	—	70,000,000
Other net change in treasury stock	(14,122)	(8,327)	(2,828)

Common stock outstanding at end of year	3,017,804,012	3,003,679,324	2,970,755,160